Accrued Liabilities and Other Payables - Schedule of Accrued Liabilities and Other Payables (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025
Accrued Liabilities and Other Payables [Abstract]
Accrued payroll and employee benefits	$ 389,855	$ 388,037
Construction in progress payable	22,204	182,267
Accrued promotion expenses		41,613
Security deposits payable	8,688	8,107
Expenses paid by employees on the Company’s behalf	2,533	1,772
Others	87,331	51,676
Total accrued liabilities and other payables	$ 510,611	$ 673,472